Consolidating Financial Statements (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Consolidated net income (loss)	$ (34,444)	$ (21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	81,630	77,248	78,001
Amortization of intangibles, deferred financing costs and bond premium	18,247	22,000	16,295
Non-cash write off of deferred financing cost	2,541
Tender premium for purchase of notes	9,798
Provision for doubtful accounts	1,110	899	213
Provision for inventory obsolescence	473	134	105
Non-cash stock-based compensation expense - net	3,367	4,276	7,333
Non-cash gain on trade-in of recalled equipment	(15,872)	(13,710)
Loss (gain) on sales and disposals of equipment	(1,800)	(1,896)	(145)
Deferred income taxes	(3,040)	(8,728)	1,401
Changes in operating assets and liabilities :
Accounts receivable	2,494	(6,670)	(96)
Inventories	(2,321)	(73)	370
Other operating assets	461	184	(445)
Accounts payable	(2,018)	4,175	1,124
Other operating liabilities	11,905	1,791	1,111
Net cash provided by operating activities	72,531	57,691	76,156
Cash flows from investing activities:
Medical equipment purchases	(58,531)	(77,561)	(70,671)
Property and office equipment purchases	(7,359)	(9,557)	(6,327)
Proceeds from disposition of property and equipment	6,711	3,869	2,793
Acquisitions, net of cash acquired	(14,418)	(69,970)
Net cash used in investing activities	(73,597)	(153,219)	(74,205)
Cash flows from financing activities:
Proceeds under senior secured credit facility	116,500	166,250	146,529
Payments under senior secured credit facility	(103,000)	(204,650)	(132,029)
Payments of principal under capital lease obligations	(6,375)	(5,835)	(5,052)
Purchase of refinanced bonds	(405,000)
Payments on acquired debt	(4,163)	(472)
Proceeds from issuance of bonds	425,000	178,938
Accrued interest received from bondholders		661
Accrued interest paid to bondholders		(661)
Distributions to noncontrolling interests	(796)	(451)
Contributions from new members to limited liability companies		7
Proceeds from exercise of parent company stock options	150	41	28
Dividend and equity distribution payments	(1,393)	(32,729)
Tender premium for purchase of notes	(9,798)
Payment of deferred financing costs	(11,511)	(4,458)	(1,746)
Change in book overdrafts	291	48	264
Net cash (used in) provided by financing activities	(95)	96,689	(1,951)
Net change in cash and cash equivalents	(1,161)	1,161
Cash and cash equivalents at the beginning of period	1,161
Cash and cash equivalents at the end of period		1,161
Parent Issuer UHS
Cash flows from operating activities:
Consolidated net income (loss)	(34,444)	(20,585)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	76,039	75,004
Amortization of intangibles, deferred financing costs and bond premium	15,019	15,964
Non-cash write off of deferred financing cost	2,541
Equity in earnings of subsidiary	2,554	1,354
Tender premium for purchase of notes	9,798
Provision for doubtful accounts	977	907
Provision for inventory obsolescence	324	134
Non-cash stock-based compensation expense - net	3,305	4,276
Non-cash gain on trade-in of recalled equipment	(15,872)	(13,710)
Loss (gain) on sales and disposals of equipment	(1,754)	(1,902)
Deferred income taxes	(503)	(7,342)
Changes in operating assets and liabilities :
Accounts receivable	3,116	(5,843)
Due from (to) affiliates	(21,832)	(3,089)
Inventories	(1,414)	(53)
Other operating assets	422	(715)
Accounts payable	(1,916)	4,772
Other operating liabilities	12,847	899
Net cash provided by operating activities	49,207	48,717
Cash flows from investing activities:
Medical equipment purchases	(54,217)	(75,747)
Property and office equipment purchases	(7,190)	(9,488)
Proceeds from disposition of property and equipment	6,638	3,864
Acquisitions, net of cash acquired	(436)	(66,519)
Net cash used in investing activities	(55,205)	(147,890)
Cash flows from financing activities:
Proceeds under senior secured credit facility	116,500	166,250
Payments under senior secured credit facility	(103,000)	(204,650)
Payments of principal under capital lease obligations	(4,980)	(4,267)
Purchase of refinanced bonds	(405,000)
Proceeds from issuance of bonds	425,000	178,938
Accrued interest received from bondholders		661
Accrued interest paid to bondholders		(661)
Proceeds from exercise of parent company stock options	150	41
Dividend and equity distribution payments	(1,393)	(32,729)
Tender premium for purchase of notes	(9,798)
Payment of deferred financing costs	(11,511)	(4,458)
Change in book overdrafts	30	48
Net cash (used in) provided by financing activities	5,998	99,173
Subsidiary Guarantor Surgical Services
Cash flows from operating activities:
Consolidated net income (loss)	(2,554)	(1,354)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	5,591	2,244
Amortization of intangibles, deferred financing costs and bond premium	3,228	6,036
Provision for doubtful accounts	133	(8)
Provision for inventory obsolescence	149
Non-cash stock-based compensation expense - net	62
Loss (gain) on sales and disposals of equipment	(46)	6
Deferred income taxes	(2,537)	(1,386)
Changes in operating assets and liabilities :
Accounts receivable	(622)	(827)
Due from (to) affiliates	21,832	3,089
Inventories	(907)	(20)
Other operating assets	39	899
Accounts payable	(102)	(597)
Other operating liabilities	(942)	892
Net cash provided by operating activities	23,324	8,974
Cash flows from investing activities:
Medical equipment purchases	(4,314)	(1,814)
Property and office equipment purchases	(169)	(69)
Proceeds from disposition of property and equipment	73	5
Acquisitions, net of cash acquired	(13,982)	(4,931)
Net cash used in investing activities	(18,392)	(6,809)
Cash flows from financing activities:
Payments of principal under capital lease obligations	(1,395)	(1,568)
Payments on acquired debt	(4,163)	(472)
Distributions to noncontrolling interests	(796)	(451)
Contributions from new members to limited liability companies		7
Change in book overdrafts	261
Net cash (used in) provided by financing activities	(6,093)	(2,484)
Net change in cash and cash equivalents	(1,161)	(319)
Cash and cash equivalents at the beginning of period	1,161	1,480
Cash and cash equivalents at the end of period		1,161
Consolidating Adjustments
Cash flows from operating activities:
Consolidated net income (loss)	2,554
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in earnings of subsidiary	(2,554)	(1,354)
Cash flows from investing activities:
Acquisitions, net of cash acquired		1,480
Net cash used in investing activities		1,480
Cash flows from financing activities:
Net change in cash and cash equivalents		1,480
Cash and cash equivalents at the beginning of period		$ (1,480)